Credit Risk Mitigation Position (Tables)	9 Months Ended
Sep. 30, 2022
Credit Risk Mitigation Position [Abstract]
Schedule of credit risk mitigation position
	December 31, 2021	September 30, 2022
	RMB	RMB

Balance at the beginning of the year/period	1,209,729,138	1,348,449,426
Increase during the year/period	1,203,458,816	774,322,489
Decrease during the year/period	(1,052,004,847)	(713,207,923)
Confiscation during the year/period	(12,733,681)	(47,592,378)

Balance at the end of the year/period	1,348,449,426	1,361,971,614